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                                               Filed Pursuant to Rule 497(j)
                                               Registration File No.: 333-91103



                           CARTER LEDYARD & MILBURN
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200




                                                               March 23, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: PaineWebber Equity Trust, Growth Stock, Series 25
    File #333-91103
    Rule 497(j) Filing

Dear Sir/Madam:

                  On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 23, 2000.

                                          Very truly yours,


                                         /s/ Kathleen H. Moriarty, Esq.
                                             -----------------------------------
                                             Kathleen H. Moriarty, Esq.


cc: Patricia Mengiste